Incorporated herein by reference is a supplement to the prospectus of Small Cap Value Fund , a series of Pacific Global Fund Inc. (File No. 33-50208) filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 7, 2013 (SEC Accession No. 0001104659-13-074363).